Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

(10) Income Taxes

The Tax Cuts and Jobs Act (the “Act”), which was enacted on December 22, 2017, made key changes to the U.S. tax law, including the reduction of the U.S. federal corporate tax rate from 34% to 21%. As ASC 740, Income Taxes, requires the effects of changes in tax rates and laws on deferred tax balances to be recognized in the period in which the legislation is enacted, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is 21%. The deferred tax expense recorded related to the remeasurement of net deferred tax assets was $545 thousand in 2017. Additionally, the deferred tax effects on the unrealized holding losses for available for sale securities was also remeasured as a component of deferred income tax expense in the amount of $333 thousand in 2017.

The components of income tax expense for the years ended December 31, 2018 and 2017 are as follows (in thousands):

	2018	2017
Current	$3,282	$3,360
Deferred	(899)	281
Change in federal income tax rate		878

Total income tax expense	$2,383	$4,519

The difference between income tax expense and the amount computed by applying the statutory federal income tax rate to income before taxes for the years ended December 31, 2018 and 2017 is as follows (in thousands):

	2018	2017
Net income before taxes	$10,889	$12,814
Statutory federal tax rate	21%	34%

Tax on income at statutory federal tax rate	2,287	4,357
Increase (decrease) resulting from:
Federal income tax benefit of state income taxes	(92)	(156)
Tax exempt income on loans	(95)	(82)
Tax exempt income on investments	(178)	(384)
Tax exempt income from bank-owned life insurance	(120)	(144)
Tax exempt death benefits from bank-owned life insurance	—	(226)
Nondeductible expenses	143	66
Change in federal income tax rate	—	878
State income tax	438	460
Other	—	(250)

Total	$2,383	$4,519

The following summarizes the components of deferred taxes at December 31, 2018 and 2017 (in thousands).

	2018	2017
Deferred tax assets:
Loans and allowance for loan losses	$1,937	$1,517
Accrued expenses	219	—
Deferred compensation	600	282
Unrealized losses on investment securities available- for-sale	1,062	709
Other	485	497

Total deferred tax assets	4,303	3,005

Deferred tax liabilities:
Core deposit intangible	(1,400)	(391)
Depreciation	(1,717)	(602)
Other	(5)	(35)

Total deferred tax liabilities	(3,122)	(1,028)

Net deferred income tax assets	$1,181	$1,977